Basis of Presentation and Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying condensed consolidated financial statements include all the accounts of the Company and its wholly-owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation. The accompanying condensed consolidated financial statements and related notes are unaudited and have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial reporting and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) for quarterly reports on Form 10-Q, and do not include all of the note disclosures required by GAAP for complete financial statements. These condensed consolidated financial statements should, therefore, be read in conjunction with the consolidated financial statements and notes thereto for the year ended June 30, 2014 included in the Company’s final prospectus filed with the SEC on October 17, 2014. In the opinion of management, all adjustments considered necessary for fair presentation of financial position, results of operations and cash flows of the Company have been included herein. The results of operations for the three and six-month periods ended December 31, 2014 are not necessarily indicative of the operating results for any future interim period or the full year.

Unless otherwise noted, dollar amounts and disclosures throughout the notes to the condensed consolidated financial statements relate to the Company’s continuing operations and are presented in millions of dollars.

a. Basis of Presentation

The accompanying consolidated financial statements include all the accounts of the Company and its wholly-owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation. The accompanying consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”).

Unless otherwise noted, dollar amounts and disclosures throughout the Notes to the consolidated financial statements relate to the Company’s continuing operations and are presented in thousands of dollars.

Our fiscal year ends June 30 each year, and we refer to the fiscal year ended June 30, 2014 as “Fiscal 2014”, June 30, 2013 as “Fiscal 2013,” and the fiscal year ended June 30, 2012 as “Fiscal 2012.”

Foreign Currency Translation

b. Foreign Currency Translation

For operations outside the U.S. that have functional currencies other than the U.S. dollar, assets and liabilities are translated to U.S. dollars at period-end exchange rates, and revenue, expenses and cash flows are translated using monthly average exchange rates during the year. Gains or losses resulting from currency translation are recorded as a component of accumulated other comprehensive loss in stockholder’s equity and in the consolidated statements of comprehensive loss. The Company considers the majority of its investments in its foreign subsidiaries to be permanently reinvested. The Company’s foreign exchange transaction gains and losses are included within “Other income/(expense), net” in the consolidated statements of operations.

Discontinued Operations

Discontinued Operations

On June 13, 2014, the Company completed a spin-off of Onvoy, LLC and its subsidiaries (“OVS”) to CII. The spin-off is reported as an equity distribution at carryover basis equal to the net assets and liabilities of OVS on the spin-off date, as the transaction was between entities under common control. See Note 3—Spin-off of Business.

c. Discontinued Operations

On June 13, 2014, the Company completed a spin-off of Onvoy, LLC and its subsidiaries (“OVS”), to CII. The spin-off is reported as an equity distribution at carryover basis equal to the net assets and liabilities of OVS on the spin-off date, as the transaction was between entities under common control. See Note 4—Spin-off of Business.

The Company determined all significant cash flows and continuing involvement associated with the operations of OVS were discontinued. The results of operations of OVS are reported as discontinued operations in the accompanying consolidated financial statements for all periods presented and is presented net of intercompany eliminations.

Use of Estimates

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Significant estimates are used when establishing allowances for doubtful accounts and accruals for disputed line cost billings, determining useful lives for depreciation and amortization and accruals for exit activities associated with real estate leases, assessing the need for impairment charges (including those related to intangible assets and goodwill), determining the fair values of assets acquired and liabilities assumed in business combinations, accounting for income taxes and related valuation allowances against deferred tax assets and estimating the common unit and restricted stock unit grant fair values used to compute the stock-based compensation liability and expense. Management evaluates these estimates and judgments on an ongoing basis and makes estimates based on historical experience, current conditions, and various other assumptions that are believed to be reasonable under the circumstances. The results of these estimates form the basis for making judgments about the carrying values of assets and liabilities as well as identifying and assessing the accounting treatment with respect to commitments and contingencies. Actual results may differ from these estimates under different assumptions or conditions.

d. Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Significant estimates are used when establishing allowances for doubtful accounts, reserves for disputed line cost billings, determining useful lives for depreciation and amortization, determining accruals for exit activities associated with real estate leases, assessing the need for impairment charges (including those related to investments, intangible assets and goodwill), determining the fair values of assets acquired and liabilities assumed in business combinations, accounting for income taxes and related valuation allowances against deferred tax assets and estimating the common unit fair values used to compute the stock-based compensation liability. Management evaluates these estimates and judgments on an ongoing basis and makes estimates based on historical experience, current conditions, and various other assumptions that are believed to be reasonable at the time under the circumstances. The results of these estimates form the basis for making judgments about the carrying values of assets and liabilities as well as identifying and assessing the accounting treatment with respect to commitments and contingencies. Actual results may differ from these estimates.

Cash and Cash Equivalents and Restricted Cash

e. Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments with original maturities of three months or less to be cash and cash equivalents. Cash equivalents are stated at cost, which approximates fair value. Restricted cash consists of cash balances held by various financial institutions as collateral for letters of credit and surety bonds. These balances are reclassified to cash and cash equivalents when the underlying obligation is satisfied, or in accordance with the governing agreement. Restricted cash balances expected to become unrestricted during the next twelve months are recorded as current assets. As of June 30, 2013 and 2014, respectively, the Company had no current restricted cash balances. Restricted cash balances that are not expected to become unrestricted during the next twelve months are recorded as other non-current assets. As of June 30, 2013 and 2014, the Company had non-current restricted cash balances of $5,533 and $5,065, respectively.

Trade Receivables

f. Trade Receivables

Trade receivables are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its trade receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and the customer’s financial condition, and the age of receivables and current payment patterns. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Property and Equipment

g. Property and Equipment

The Company’s property and equipment include assets in service and under construction or development.

Property and equipment is recorded at historical cost or acquisition date fair value. Costs associated directly with network construction, service installations, and development of business support systems, including employee-related costs, are capitalized. Depreciation is calculated on a straight-line basis over the asset’s estimated useful life from the date placed into service or acquired. Management periodically evaluates the estimates of the useful life of property and equipment by reviewing historical usage, with consideration given to technological changes, trends in the industry, and other economic factors that could impact the network architecture and asset utilization.

Equipment acquired under capital leases is recorded at the lower of the fair value of the asset or the net present value of the minimum lease payments at the inception of the lease. Depreciation of equipment held under capital leases is included in depreciation and amortization expense, and is calculated on a straight-line basis over the estimated useful lives of the assets, or the related lease term, whichever is shorter.

Management reviews property and equipment for impairment whenever events or changes in circumstances indicate that the carrying value of its property and equipment may not be recoverable. An impairment loss is recognized when the assets’ carrying value exceeds both the assets’ estimated undiscounted future cash flows and the assets’ estimated fair value. Measurement of the impairment loss is then based on the estimated fair value of the assets. Considerable judgment is required to project such future cash flows and, if required, to estimate the fair value of the property and equipment and the resulting amount of the impairment. No impairment charges were recorded for property and equipment during the years ended June 30, 2012, 2013 or 2014.

The Company capitalizes interest for assets that require a period of time to get them ready for their intended use. The amount of interest capitalized is based on the Company’s weighted average effective interest rate for outstanding debt obligations during the respective accounting period.

Goodwill and Acquired Intangibles

h. Goodwill and Acquired Intangibles

Intangible assets arising from business combinations, such as acquired customer contracts and relationships (collectively “customer relationships”), are initially recorded at fair value. The Company amortizes customer relationships primarily over an estimated life of 10 to 20 years, using the straight-line method as this method approximates the timing in which the Company expects to receive the benefit from the acquired customer relationship assets.

Goodwill represents the excess of the purchase price over the fair value of the net identifiable assets acquired in a business combination. Goodwill is reviewed for impairment at least annually in April, or more frequently if a triggering event occurs between impairment testing dates. The Company’s impairment assessment begins with a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. The qualitative assessment includes comparing the overall financial performance of the reporting units against the planned results used in the last quantitative goodwill impairment test. Additionally, each reporting unit’s fair value is assessed in light of certain events and circumstances, including macroeconomic conditions, industry and market considerations, cost factors, and other relevant entity- and reporting unit-specific events. The selection and assessment of qualitative factors used to determine whether it is more likely than not that the fair value of a reporting unit exceeds the carrying value involves significant judgments and estimates. If it is determined under the qualitative assessment that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then a two-step quantitative impairment test is performed. Under the first step, the estimated fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed. If the estimated fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation in acquisition accounting. The residual amount after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit under the two-step assessment is determined using a combination of both income and market-based variation approaches. The inputs and assumptions to valuation methods used to estimate the fair value of reporting units involves significant judgments. The Company conducted its last quantitative two-step impairment analysis in the third quarter of fiscal 2013 and has conducted qualitative assessments since that time.

The Company reviews its indefinite-lived intangible assets for impairment at least annually in April and involves comparing the estimated fair value of indefinite-lived intangible assets to their respective carrying values. To the extent the carrying value of indefinite-lived intangible assets exceeds the fair value, the Company will recognize an impairment loss for the difference. The Company performed a qualitative assessment to determine whether it was more likely than not that the fair value of these assets was in excess of the carrying value for the year ended June 30, 2014 and has concluded there is no indication of impairment.

Intangible assets with finite useful lives are amortized over their respective estimated useful lives and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. No impairment charges were recorded for goodwill or intangibles during the years ended June 30, 2012, 2013 or 2014.

Derivative Financial Instruments

i. Derivative Financial Instruments

Derivative instruments are recorded in the balance sheet as either assets or liabilities, measured at fair value. The Company has historically entered into interest rate swaps to convert a portion of its floating-rate debt to fixed-rate debt and has not applied hedge accounting; therefore, the changes in the fair value of the interest rate swaps are recognized in earnings as adjustments to interest expense. The principal objectives of the derivative instruments are to minimize the cash flow interest rate risks associated with financing activities. The Company does not use financial instruments for trading purposes. The Company utilizes interest rate swap contracts in connection with debt instruments entered into during the July 2012 financing transactions. See Note 9—Long-term Debt , for further discussion of the Company’s debt obligations and Note 14—Fair Value Measurements , for a discussion of the fair value of the interest rate swaps.

Revenue Recognition

j. Revenue Recognition

The Company recognizes revenues derived from leasing fiber optic telecommunications infrastructure and the provision of telecommunications and colocation services when the service has been provided and when there is persuasive evidence of an arrangement, the fee is fixed or determinable, customer acceptance has been obtained with relevant contract terms, and collection of the receivable is reasonably assured. Taxes collected from customers and remitted to a governmental authority are reported on a net basis and are excluded from revenue.

Most revenue is billed in advance on a fixed-rate basis. An immaterial amount of revenue is billed in arrears on a transactional basis determined by customer usage. The Company often bills customers for upfront charges, which are non-refundable. These charges relate to activation fees, installation charges or prepayments for future services and are influenced by various business factors including how the Company and customer agree to structure the payment terms. These upfront charges are deferred and recognized over the underlying contractual term. The Company also defers costs associated with customer activation and installation to the extent of upfront amounts received from customers, which are recognized as expense over the same period for which the associated revenue is recognized.

The Company typically records revenues from leases of dark fiber, including indefeasible rights-of-use (“IRU”) agreements, over the term that the customer is given exclusive access to the assets. Dark fiber IRU agreements generally require the customer to make a down payment upon the execution of the agreement with monthly IRU fees paid over the contract term; however, in some cases, the Company receives up to the entire lease payment at the inception of the lease and recognizes the revenue ratably over the lease term. Revenue related to professional services to provide network management and technical support is recognized as services are provided.

In determining the appropriate amount of revenue and related reserves to reflect in its consolidated financial statements, management evaluates payment history, credit ratings, customer financial performance, and historical or potential billing disputes and related estimates are based on these factors and assumptions.

Operating Costs and Expenses

k. Operating Costs and Expenses

The Company’s operating costs and expenses consist primarily of network expense (“Netex”), compensation and benefits, network operations expense (“Netops”), stock-based compensation, other expenses, and depreciation and amortization.

Netex consists of third-party network service costs resulting from the leasing of certain network facilities, primarily leases of circuits and dark fiber, from carriers to augment the Company’s owned infrastructure, for which it is generally billed a fixed monthly fee. Netex also includes colocation facility costs for rent and license fees paid to the landlords of the buildings in which the Company’s colocation business operates, along with the utility costs to power those facilities.

Compensation and benefits expenses include salaries, wages, incentive compensation and benefits. Employee-related costs that are directly associated with network construction, service installations and development of business support systems are capitalized and amortized to operating costs and expenses over the customer life. Compensation and benefits expenses related to the departments attributed to generating revenue are included in “Operating costs” while compensation and benefits expenses related to the sales, product, and corporate departments are included in “Selling, general and administrative expenses” in the consolidated statements of operations.

Netops expense include all of the non-personnel related expenses of operating and maintaining the network infrastructure, including contracted maintenance fees, right-of-way costs, rent for cellular towers and other places where fiber is located, pole attachment fees, and relocation expenses. Netops expense is included in “Operating costs” in the consolidated statements of operations.

Stock-based compensation expense contains two components, common unit awards classified as liabilities and, to a lesser extent, preferred unit awards classified as equity. Stock-based compensation expense is included, based on the responsibilities of the awarded recipient, in either “Operating costs” or “Selling, general and administrative expenses” in the consolidated statements of operations.

Other expenses include expenses such as property tax, franchise fees, and colocation facility maintenance, which relate to operating our network and are therefore included in “Operating costs” as well as travel, office expense and other administrative costs that are included in “Selling, general and administrative expenses”. Other expenses are included in either “Operating costs” or “Selling, general and administrative expenses” in the consolidated statement of operations depending on their relationship to generating revenue or association with sales and administration.

Transaction costs include expenses associated with professional services (i.e. legal, accounting, regulatory, etc.) rendered in connection with acquisitions or disposals (including spin-offs), travel expense, severance expense incurred on the date of acquisition or disposal, and other direct expenses incurred that are associated with signed and/or closed acquisitions or disposals. Transaction costs are included in “Selling, general and administrative expenses” in the consolidated statements of operations.

Related to Netex, the Company recognizes the cost of these facilities or services when it is incurred in accordance with contractual requirements. The Company routinely disputes incorrect billings. The most prevalent types of disputes include disputes for circuits that are not disconnected on a timely basis and usage bills with incorrect records. Depending on the type and complexity of the issues involved, it may take several quarters to resolve disputes.

In determining the amount of such operating expenses and related accrued liabilities to reflect in its consolidated financial statements, management considers the adequacy of documentation of disconnect notices, compliance with prevailing contractual requirements for submitting such disconnect notices and disputes to the provider of the facilities, and compliance with its interconnection agreements with these carriers. Significant judgment is required in estimating the ultimate outcome of the dispute resolution process, as well as any other costs that may be incurred to conclude the negotiations or settle any litigation.

Reclassification of network related expenses

Stock Split and Amended and Restated Certificate of Incorporation

On October 9, 2014, the Company’s Board of Directors approved a 223,000-for-one stock split of the Company’s common stock. The stock split became effective upon filing of the amended and restated certificate of incorporation on October 10, 2014. Immediately subsequent to the stock split, 223,000,000 shares of common stock were outstanding. All of the shares outstanding and per share amounts have been retroactively adjusted to reflect the stock split in the accompanying condensed consolidated financial statements.

On October 10, 2014, the Company filed its amended and restated certificate of incorporation to authorize the issuance of additional shares of common and preferred stock, establish related voting and holding rights for these shares, and address certain other matters related to corporate governance.

l. Reclassification of Network Related Expenses

The Company has historically included certain network related expenses associated with the operations, support and maintenance of its network assets and technical facilities, including compensation and related benefits and stock-based compensation expense associated with personnel involved in these activities, within the line item “Selling, general and administrative expenses” in its consolidated statement of operations. The Company has changed its presentation of these network related expenses to be included in operating costs in its consolidated statements of operations to differentiate costs attributed to generating revenue from selling, general and administrative expenses. This reclassification does not impact the Company’s previously reported total operating costs and expenses, operating income subtotal or net loss total for the periods presented. The following tables reflect the reclassification of network related expenses from “Selling, general and administrative expenses” to “Operating costs” for the Fiscal 2012 annual period and each of the quarters and annual periods for Fiscal 2013 and Fiscal 2014.

Year Ended
(in thousands)	June 30, 2012
Operating costs, as originally stated	$82,083
Reclassification of network related expenses	57,684

Operating costs, as adjusted	$139,767

Selling, general and administrative expenses, as originally stated	$138,663
Reclassification of network related expenses	(57,684)

Selling, general and administrative expenses, as adjusted	$80,979

	Fiscal 2013 Quarter Ended				Year Ended
	September 30	December 31	March 31	June 30	June 30, 2013
Operating costs, as originally stated	$34,686	$38,000	$37,343	$35,848	$145,877
Reclassification of network related expenses	43,404	35,523	40,611	48,240	167,778

Operating costs, as adjusted	$78,090	$73,523	$77,954	$84,088	$313,655

Selling, general and administrative expenses, as originally stated	$97,602	$108,088	$95,536	$123,146	$424,372
Reclassification of network related expenses	(43,404)	(35,523)	(40,611)	(48,240)	(167,778)

Selling, general and administrative expenses, as adjusted	$54,198	$72,565	$54,925	$74,906	$256,594

	Fiscal 2014 Quarter Ended				Year Ended
	September 30	December 31	March 31	June 30	June 30, 2014
Operating costs, as originally stated	$36,927	$36,819	$37,133	$39,523	$150,402
Reclassification of network related expenses	43,035	49,189	48,003	53,542	193,769

Operating costs, as adjusted	$79,962	86,008	85,136	93,065	$344,171

Selling, general and administrative expenses, as originally stated	$119,100	$135,869	$144,337	$179,185	$578,491
Reclassification of network related expenses	(43,035)	(49,189)	(48,003)	(53,542)	(193,769)

Selling, general and administrative expenses, as adjusted	$76,065	$86,680	$96,334	$125,643	$384,722

The annual financial information for Fiscal 2012 and the interim and annual financial information for Fiscal 2013 and Fiscal 2014 have been adjusted accordingly in the Company’s condensed consolidated statements of operations and Note 18—Quarterly Financial Data presented herein.

Stock-Based Compensation

m. Stock-Based Compensation

The common units granted by the Company’s parent company, CII, to the employees and independent directors of Zayo Group Holdings are considered stock-based compensation with terms that require the awards to be classified as liabilities due to cash settlement features. As such, the Company accounts for these awards as a liability and re-measures the liability at each reporting date. These awards typically vest over a period of three or four years with the first vesting date occurring one year after the grant date and the remaining unvested shares vesting pro-rata over the remaining term. The common units may fully vest subsequent to a sale of CII or its subsidiaries. The stock compensation expense associated with the common unit liability is recognized on a straight-line basis over the requisite service period of three to five years but is adjusted each reporting period such that the liability is equal to the fair value of the awards attributed to expense. Subsequent to the vesting period end date, changes to the fair value of the liability classified awards are recognized as stock-based compensation expense until the awards are settled.

The preferred units granted by the Company’s ultimate parent company, CII, to the employees and independent directors of the Company are considered stock-based compensation with terms that require the awards to be classified as equity. As such, the Company accounts for these awards as equity, which requires the cost to be measured at the grant date based on the fair value of the award. The cost is recognized as expense over the requisite service period. Preferred unit awards typically vest over a period of three or four years with the first vesting date occurring one year after the grant date and the remaining unvested units vesting pro-rata over the remaining term and may fully vest subsequent to a sale of CII or its subsidiaries.

Determining the fair value of share-based awards at the grant date and subsequent reporting dates requires judgment. If actual results differ significantly from these estimates, stock-based compensation expense and the Company’s results of operations could be materially impacted.

Legal Costs		n. Legal Costs Costs incurred to hire and retain external legal counsel to advise the Company on regulatory, litigation and other matters is expensed as the related services are received.
Deferred Offering Costs

o. Deferred Offering Costs

Through June 30, 2014, the Company has incurred approximately $2,130 in costs related to our proposed initial public offering. These costs have been deferred and will be recorded as a reduction to the anticipated proceeds from the offering at the time of closing. Deferred offering costs are included in Other assets in the consolidated balance sheets.

Government Grants

p. Government Grants

The Company has received grant money from the National Telecommunications and Information Administration (“NTIA”) Broadband Technology Opportunity Program (“BTOP”). The BTOP program is intended to support the deployment of broadband infrastructure, encourage sustainable adoption of broadband service, and develop and maintain a nationwide public map of broadband service capability and availability, under which recipients are required to comply with certain operational and reporting requirements as it relates to these broadband infrastructure assets. The Company has accounted for grant money received for reimbursement of capital expenditures as a reduction of the cost of the asset in arriving at its carrying value. The grant is thus recognized in earnings over the useful life of a depreciable asset by way of a reduced depreciation charge.

Income Taxes

q. Income Taxes

The Company recognizes income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date.

Estimating the future tax benefit associated with deferred tax assets requires significant judgment. Deferred tax assets arise from a variety of sources, the most significant being: tax losses that can be carried forward to be utilized against taxable income in future years; and expenses recognized in the Company’s financial statements but disallowed in the Company’s tax return until the associated cash flow occurs.

The Company records a valuation allowance to reduce its deferred tax assets to the amount that is expected to be recognized. The valuation allowance is established if, based on available evidence, it is more-likely-than-not that all or some portion of the asset will not be realized due to the inability to generate sufficient taxable income in the period and/or of the character necessary to utilize the benefit of the deferred tax asset. When evaluating whether it is more-likely-than-not that all or some portion of the deferred tax asset will not be realized, all available evidence, both positive and negative, that may affect the realizability of deferred tax assets is identified and considered in determining the appropriate amount of the valuation allowance. The Company continues to monitor its financial performance and other evidence each quarter to determine the appropriateness of the Company’s valuation allowance. At each balance sheet date, existing assessments are reviewed and, if necessary, revised to reflect changed circumstances.

The analysis of the Company’s ability to utilize its NOL balance is based on the Company’s forecasted taxable income. The forecasted assumptions approximate the Company’s best estimates, including market growth rates, future pricing, market acceptance of the Company’s products and services and future expected capital investments. If the Company is unable to meet its taxable income forecasts in future periods the Company may change its conclusion about the appropriateness of the valuation allowance which could create a substantial income tax expense in the Company’s consolidated statement of operations in the period such change occurs.

Deferred tax liabilities related to investments in foreign subsidiaries and foreign corporate joint ventures that are essentially permanent in duration are not recognized until it becomes apparent that such amounts will reverse in the foreseeable future.

The Company records interest related to unrecognized tax benefits and penalties in the provision for income taxes.

Earnings or Loss per Share

Earnings or Loss per Share

Basic earnings or loss per share attributable to the Company’s common shareholders is computed by dividing net earnings or loss attributable to common shareholders by the weighted average number of common shares outstanding for the period. Diluted earnings or loss per share attributable to common shareholders presents the dilutive effect, if any, on a per share basis of potential common shares (such as restricted stock units) as if they had been vested or converted during the periods presented. No such items were included in the computation of diluted loss per share for the six months ended December 31, 2014 or for the three- and six months ended December 31, 2013 because the Company incurred a loss from continuing operations in each of these periods and the effect of inclusion would have been anti-dilutive.

The effect of 146,001 Part A restricted stock units and 2,210,534 maximum shares that may be issued for Part B restricted stock units outstanding have been included in the computation of diluted income per share for the three months ended December 31, 2014.

r. Earnings/(Loss) per Share

Basic earnings/(loss) per share is computed as net income/(loss) divided by the weighted-average number of common shares outstanding for the period. Diluted earnings (loss) per share is computed as net income (loss) divided by the weighted-average number of common shares outstanding for the period plus common stock equivalents consisting of shares subject to stock-based awards with exercise prices less than or equal to the average market price of the Company’s common stock for the period, to the extent their inclusion would be dilutive. Potential dilutive securities are excluded from the computation of diluted earnings (loss) per share if their effect is anti-dilutive.

Basic and diluted net loss per share is calculated as follows:

	Fiscal Year Ended
	June 30, 2012	June 30, 2013	June 30, 2014
Numerator:
Loss from continuing operations	$(9,897)	$(145,613)	$(181,644)
Earnings from discontinued operations	8,673	8,396	2,350

Net loss	$(1,224)	$(137,217)	$(179,294)

Denominator:
Weighted-average common shares outstanding, basic and diluted	223,000	223,000	223,000

Loss from continuing operations per share	$(0.05)	$(0.65)	$(0.81)
Earnings from discontinued operations per share	$0.04	$0.04	$0.01
Net loss per common share	$(0.01)	$(0.61)	$(0.80)

Fair Value of Financial Instruments

s. Fair Value of Financial Instruments

Relevant accounting literature defines and establishes a framework for measuring fair value, and requires expanded disclosures about fair value measurements. It also emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and defines fair value as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques that may be used include the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost), which are each based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions.

Fair Value Hierarchy

A fair value hierarchy is established that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs that are used to measure fair value are:

Level 1

Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access.

Level 2

Inputs to the valuation methodology include:

•	quoted prices for similar assets or liabilities in active markets;

•	quoted prices for identical or similar assets or liabilities in inactive markets;

•	inputs other than quoted prices that are observable for the asset or liability; and

•	inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3

Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company views fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, management considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.

Concentration of Credit Risk

t. Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash investments and accounts receivable. The Company’s cash and cash equivalents are primarily held in commercial bank accounts in the United States. The Company limits its cash investments to high-quality financial institutions in order to minimize its credit risk.

The Company’s trade receivables, which are unsecured, are geographically dispersed. During the years ended June 30, 2014 and 2013, the Company had no single customer that exceeded 10% of total revenue. During the year ended June 30, 2012, the Company had one customer that accounted for 12% of the total revenue recognized during the period. As of June 30, 2014, the Company had one customer with a trade receivable balance of 12% of total receivables. No customers’ trade receivable balance as of June 30, 2013 exceeded 10% of the Company’s consolidated net trade receivable balance.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

On May 28, 2014, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) 2014-09, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The ASU will replace most existing revenue recognition guidance in GAAP when it becomes effective. The new standard is effective for the Company on or after July 1, 2017. Early application is not permitted. The standard permits the use of either the retrospective or cumulative effect transition method. The Company is evaluating the effect that ASU 2014-09 will have on its consolidated financial statements and related disclosures. The Company has not yet selected a transition method nor has it determined the effect of the standard on its ongoing financial reporting.

u. Recently Issued Accounting Pronouncements

Discontinued Operations

On April 10, 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-08—Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. The amendments in the ASU change the criteria for reporting discontinued operations for all public and nonpublic entities. The amendments also require new disclosures about discontinued operations and disposals of components of an entity that do not qualify for discontinued operations reporting. The ASU is effective prospectively for disposals (or classifications as held-for-sale) that occur within annual periods beginning on or after December 15, 2014, and interim periods within those annual periods, for public entities, with early adoption permitted for disposals (or classifications as held-for-sale) that have not been reported in financial statements previously issued or available for issuance. The Company has not yet adopted the guidance under this ASU.

Revenue Recognition

On May 28, 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The ASU will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. The new standard is effective for us on or after July 1, 2017. Early application is not permitted. The standard permits the use of either the retrospective or cumulative effect transition method. The Company is evaluating the effect that ASU 2014-09 will have on its consolidated financial statements and related disclosures. The Company has not yet selected a transition method nor has it determined the effect of the standard on its ongoing financial reporting.

Adjustments to Purchase Accounting Estimates Associated with Fiscal 2014 Acquisitions

v. Adjustments to Purchase Accounting Estimates Associated with Fiscal 2014 Acquisitions

Access and FiberLink

During the first quarter of Fiscal 2015, the Company finalized its acquisition accounting for Access Communications, Inc. (“Access”) and FiberLink, LLC (“FiberLink”) and its previously reported allocation of the purchase consideration associated with these acquisitions as a result of changes to the original fair value estimates of certain items acquired. These changes are the result of additional information obtained since June 30, 2014 that related to facts and circumstances that existed at the respective acquisition dates. Related to the Access acquisition, property, plant and equipment increased by $3,052, customer relationship intangible assets increased by $2,000, and deferred tax liabilities increased by $2,015 related to the Company’s final valuation of non-working capital acquired assets and the related deferred tax impacts. Related to the FiberLink acquisition, property, plant and equipment increased by $9,855, customer relationship intangible assets increased by $2,100, and deferred tax assets increased by $683 related to the Company’s final valuation of non-working capital acquired assets and the related deferred tax impacts. The Company has recast the previously reported consolidated balance sheet as of June 30, 2014 in connection with the finalization of acquisition accounting for these acquisitions in the accompanying consolidated balance sheets. The Company did not recast the previously reported consolidated statement of operations for the year ended June 30, 2014 due to the immaterial effect of the related adjustments.

Previously reported provisional allocations of goodwill to the Waves and Dark Fiber reporting units have been adjusted as of June 30, 2014 in relation to the Geo acquisition, with a corresponding increase in goodwill allocated to the Waves reporting unit of $27,475 and an offsetting decrease in goodwill allocated to the Dark Fiber reporting unit.

Business

Business

Zayo Group Holdings, Inc., a Delaware corporation, was formed on November 13, 2007, and is the parent company of a number of subsidiaries engaged in bandwidth infrastructure provision and services. Zayo Group Holdings, Inc. and its subsidiaries are collectively referred to as “Zayo Group Holdings” or the “Company.” The Company’s primary operating subsidiary is Zayo Group, LLC (“ZGL”). Headquartered in Boulder, Colorado, the Company operates bandwidth infrastructure assets, including fiber networks and datacenters, in the United States and Europe to offer:

•	Physical infrastructure, including dark fiber, mobile infrastructure and colocation services.

•	Lit services, including wavelengths, Ethernet, IP, and SONET services.

•	Other services, provided by Zayo Professional Services and Zayo France.

On October 22, 2014, the Company completed an initial public offering (“IPO”) of shares of its common stock, which were listed on the New York Stock Exchange (“NYSE”) under the ticker symbol “ZAYO”. Prior to its IPO, Zayo Group Holdings was wholly owned by Communications Infrastructure Investments, LLC (“CII”). The Company’s fiscal year ends June 30 each year. The fiscal year ended June 30, 2014 is referred to as “Fiscal 2014” and the fiscal year ending June 30, 2015 as “Fiscal 2015.”

Initial Public Offering

Initial Public Offering

On October 22, 2014, the Company completed an IPO of 24,079,002 shares of common stock at an offering price of $19 per share. Shares sold in the IPO consisted of 16,008,679 shares sold by the Company and 8,070,323 shares sold by selling stockholders (including CII investors and employees, former employees, and directors and officers of the Company). The shares sold included the exercise of an option by the underwriters to purchase an additional 3,026,371 shares from selling shareholders. The underwriters’ option to purchase additional shares was exercised on October 20, 2014. Proceeds to the Company after deducting the underwriting discount and other offering expenses totaled approximately $282.0, and net proceeds to selling stockholders, including the exercised underwriter option, totaled approximately $150.2. Proceeds to the Company from the IPO are recorded as an increase in common stock and additional paid-in-capital, net of direct offering costs (including previously capitalized amounts), during the second quarter of Fiscal 2015. The Company’s shares were listed on the New York Stock Exchange (NYSE) on October 17, 2014.

Significant Accounting Policies	Significant Accounting Policies There have been no changes to the Company’s significant accounting policies described in its final prospectus filed with the SEC on October 17, 2014.